Controlled Entities - Schedule of Significant Entities Controlled (Details) - AUD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
CIMC Marketing Pty Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Australia
Principal Activities		Management services & Investment holding
Paid Up Capital		$ 1
Country of Incorporation		100.00%	100.00%
Sunup Korea Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	[1]	Hong Kong
Principal Activities	[1]	Lamination
Paid Up Capital	[1]	$ 1
Country of Incorporation	[1]	100.00%
Merit Stone Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		British Virgin Islands
Principal Activities		Investment holding
Paid Up Capital		$ 100
Country of Incorporation		100.00%	100.00%
Ohho International Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Canada
Principal Activities		Sale of filter plates and air filter product
Paid Up Capital		$ 1,290
Country of Incorporation		51.00%	51.00%
IMTE Asia Limited [Member]
Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	[2]	Hong Kong
Principal Activities	[2]	Dormant
Paid Up Capital	[2]	$ 1
Country of Incorporation	[2]		100.00%

[1]	Acquired during the year
[2]	Disposal during the year